Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	MultiPlan Corporation
Entity Central Index Key	0001793229
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false